Expense Example {- Fidelity® Stock Selector Small Cap Fund} - 10.31 Fidelity Stock Selector Small Cap Fund - AMCIZ PRO-15 - Fidelity® Stock Selector Small Cap Fund	Dec. 30, 2021 USD ($)
Fidelity Stock Selector Small Cap Fund-Class A
Expense Example:
1 year	$ 689
3 years	931
5 years	1,192
10 years	1,935
Fidelity Stock Selector Small Cap Fund-Class M
Expense Example:
1 year	493
3 years	796
5 years	1,120
10 years	2,035
Fidelity Stock Selector Small Cap Fund-Class C
Expense Example:
1 year	301
3 years	621
5 years	1,068
10 years	2,102
Fidelity Stock Selector Small Cap Fund - Class I
Expense Example:
1 year	94
3 years	293
5 years	509
10 years	1,131
Fidelity Stock Selector Small Cap Fund-Class Z
Expense Example:
1 year	81
3 years	252
5 years	439
10 years	$ 978